Derivatives (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
As of December 31, 2014 and 2013, derivative transactions consisted of the following:

			Fair Value As of
(In thousands)	Balance Sheet Classification	Notional Amount	December 31, 2014	December 31, 2013
Derivatives designated as hedges:
Interest rate swaps	Accounts payable and other current liabilities	$349,213	$(1,925)	$—
Interest rate swaps	Accumulated other comprehensive loss	349,213	1,925	—
Derivatives not designated as hedges:
Interest rate swaps	Accounts payable and other current liabilities	$16,861	$(1,279)	$—
Foreign exchange contracts	Accounts payable and other current liabilities	62,649	(685)	—
Foreign exchange contracts	Other assets	52,844	1,811	—

Gain (loss) of Derivative Instruments

(In thousands)		Loss / (gain) for the Year Ended December 31,
Derivatives not designated as hedges:	Statement of Operations Classification	2014	2013
Interest rate swaps	Interest expense, net	$1,279	$—
Foreign exchange contracts	Interest expense, net	685	—
Foreign exchange contracts	Gain on foreign currency exchange	(1,811)	—

Schedule of Derivative Instruments
The following table provides information on the gross fair values of derivative asset and liabilities, the balance sheet netting adjustments, and the resulting net fair value amount recorded on our balance sheet.

	December 31, 2014
(In thousands)	Gross Amounts Recognized	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts in Consolidated Balance Sheet
Derivative assets:
Foreign exchange contracts	$1,811	$—	$1,811
Total derivative assets	$1,811	$—	$1,811
Derivative liabilities:
Interest rate swaps	$3,204	$—	$3,204
Foreign exchange contracts	685	—	685
Total derivative liabilities	$3,889	$—	$3,889